Segment disclosure (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 224,877	$ 213,630
North America from Canada [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	83.00%	65.00%
Percentage of North America's net interests	82.00%	86.00%
One royalty interest [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 81,300	$ 66,800
Percentage of entity's revenue	41.00%	43.00%
Precious metals [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	89.00%	94.00%
Precious metals [Member] | Excluding offtakes [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	87.00%	92.00%
Diamonds [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	9.00%	4.00%
Diamonds [Member] | Excluding offtakes [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	11.00%	6.00%